Annual Total Returns (Bar Chart) (Invesco V.I. Technology Fund, Series II shares, Invesco V.I. Technology Fund)	12 Months Ended
May 02, 2011
Invesco V.I. Technology Fund | Series II shares, Invesco V.I. Technology Fund
Annual Total Returns
'01	(45.96%)
'02	(46.98%)
'03	44.93%
'04	4.21%
'05	1.94%
'06	10.22%
'07	7.48%
'08	(44.75%)
'09	57.14%
'10	21.03%